Other Income/(Loss) (Net) - Summary of Other Income/(Loss) (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Other Income Loss[abstract]
Miscellaneous income	$ 232.5	₨ 17,624.3	₨ 13,916.1	₨ 14,958.0
Incentives	176.6	13,383.0	12,475.7	9,738.9
Gain / (Loss) on change in fair value of commodity derivatives	180.8	13,705.7	13,820.9	(6,881.8)
Dividend income from investments measured at FVTOCI	4.5	342.2	183.7	209.0
Dividend income from investments measured at FVTPL	0.0	0.0		2.4
Profit on sale of investments measured at FVTPL	28.2	2,137.0	1,772.6	1,873.4
Fair value gain/(loss) on investments measured at FVTPL	7.0	528.6	199.1	(3,890.5)
Total	$ 629.6	₨ 47,720.8	₨ 42,368.1	₨ 16,009.4